Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Tranche Obligation Liability Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table provides a summary of the changes in fair value of the tranche obligation liability measured at fair value on a recurring basis using significant unobservable inputs during the year ended December 31, 2015 (in thousands):

Tranche Obligations
Fair value at December 31, 2014	$3,883
Change in fair value of tranche obligations	4,333
Reclassification of tranche obligation liability to additional paid-in capital (see Note 7)	(8,216)
Balance at December 31, 2015	$—